Other Income	12 Months Ended
Dec. 31, 2025
Other Incomes [Abstract]
Other Income
8.	Other income

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Account management service fees	1,168,955	1,234,950	954,126
Others	221,947	272,947	240,433

	1,390,902	1,507,897	1,194,559